Shareholder Report, Line Graph (Details) 199463_Vert Global Sustainable Real Estate ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2017	Jun. 30, 2026
Vert Global Sustainable Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Vert Global Sustainable Real Estate ETF NAV
Accumulated Value	$ 12,954	$ 11,656	$ 10,462	$ 10,880	$ 12,421	$ 9,220	$ 10,865	$ 10,189	$ 10,000	$ 14,630
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI Net Total Return Index (USD)
Accumulated Value	21,114	18,175	15,225	13,065	15,508	11,136	10,905	10,313	10,000	$ 26,112
S&P Global REIT (US Dollar) Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Global REIT (US Dollar) Net Total Return Index
Accumulated Value	$ 12,850	$ 11,687	$ 11,120	$ 11,466	$ 12,827	$ 9,514	$ 11,314	$ 10,397	$ 10,000	$ 14,828